United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated California Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		California—98.3%
$14,555,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	$14,555,000
2,715,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.050%, 2/6/2014	2,715,000
2,480,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.060%, 2/6/2014	2,480,000
20,000,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	20,000,000
7,325,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	7,325,000
6,965,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.050%, 2/6/2014	6,965,000
7,815,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Bank of the West, San Francisco, CA LOC), 0.090%, 2/6/2014	7,815,000
4,000,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/6/2014	4,000,000
2,790,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.090%, 2/6/2014	2,790,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.090%, 2/6/2014	4,000,000
11,370,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.220%, 2/3/2014	11,370,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.090%, 2/6/2014	3,010,000
12,650,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.050%, 2/6/2014	12,650,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(Union Bank, N.A. LOC), 0.070%, 2/6/2014	2,000,000
2,690,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.060%, 2/5/2014	2,690,000
3,050,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.070%, 2/5/2014	3,050,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2014	10,000,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(Union Bank, N.A. LOC), 0.060%, 2/5/2014	5,850,000
13,000,000		California School Cash Reserve Program Authority, 2013-2014 Bonds (Series G), 2.00% TRANs, 5/1/2014	13,056,613
7,650,000		California School Cash Reserve Program Authority, 2013-2014 Bonds (Series H), 2.00% TRANs, 6/2/2014	7,695,478
5,865,000		California School Cash Reserve Program Authority, 2013-2014 Bonds (Series I), 2.00% TRANs, 6/2/2014	5,899,668
5,300,000		California School Cash Reserve Program Authority, 2013-2014 Senior Bonds (Series B), 2.00% TRANs, 6/2/2014	5,331,507
5,555,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00% Bonds, 5/1/2014	5,619,819
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	11,910,000
10,293,000	[3,4]	California State Public Works Board, Austin Trust (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.060%, 2/6/2014	10,293,000
13,265,000		California State University Institute, (Series A), 0.11% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/4/2014	13,265,000
11,370,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	11,449,873
5,000,000		California State, 5.00% Bonds, 8/1/2014	5,119,933
1,215,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.050%, 2/6/2014	1,215,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.070%, 2/6/2014	12,000,000
3,250,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.050%, 2/6/2014	3,250,000
2,640,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.050%, 2/6/2014	2,640,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$10,240,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	$10,240,000
13,340,000	[3,4]	Chino Basin, CA Regional Financing Authority, SPEARs (Series DBE-500) Weekly VRDNs (Inland Empire Utilities Agency)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	13,340,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.070%, 2/6/2014	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	11,440,000
3,270,000		Contra Costa, CA CCD, 1.00% Bonds, 8/1/2014	3,282,609
11,000,000		East Bay Municipal Utility District, CA Water System, (Series 2008 A-2) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.030%, 2/5/2014	11,000,000
465,000		Folsom Cordova, CA USD School Facilities Improvement District No. 1, 2014 General Obligation Refunding Bonds, 3.00% Bonds, 10/1/2014	473,175
1,545,000		Folsom Cordova, CA USD School Facilities Improvement District No. 4, 2014 General Obligation Refunding Bonds, 4.00% Bonds, 10/1/2014	1,581,925
14,740,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	14,740,000
3,645,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(Union Bank, N.A. LOC), 0.070%, 2/6/2014	3,645,000
1,500,000		Loomis, CA Union School District, 2.00% TRANs, 9/18/2014	1,515,948
9,700,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series A-2), 2.00% TRANs, 2/28/2014	9,712,971
3,500,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series A-3), 2.00% TRANs, 2/1/2014	3,500,000
2,500,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series A-4), 2.00% TRANs, 2/28/2014	2,503,213
12,005,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C) Weekly VRDNs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	12,005,000
17,330,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Floater Certificates (Series 2004-1243) Weekly VRDNs (Deutsche Bank AG LIQ), 0.050%, 2/6/2014	17,330,000
26,340,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.060%, 2/6/2014	26,340,000
7,180,000	[3,4]	Mount San Antonio, CA CCD, Austin Floater Certificates (Series 2008-3016X) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/6/2014	7,180,000
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.120%, 2/6/2014	17,800,000
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA, New York), 0.100%, 2/6/2014	16,000,000
7,060,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.070%, 2/6/2014	7,060,000
4,000,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	4,000,000
5,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.030%, 2/6/2014	5,000,000
2,000,000		Roseville, CA City School District, 2.00% TRANs, 9/18/2014	2,021,264
4,000,000		Roseville, CA Joint Union High School District, 2.00% TRANs, 9/18/2014	4,042,529
10,000,000		Sacramento, CA Municipal Utility District, 3.125% Bonds (Assured Guaranty Municipal Corp. INS), 8/15/2014	10,158,930
1,650,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/6/2014	1,650,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	9,945,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	24,675,000
15,005,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.060%, 2/6/2014	15,005,000
14,155,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	14,155,000
6,965,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	6,965,000
15,500,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	15,500,000
3,200,000	[3,4]	University of California (The Regents of), Barclays Floater Certificates (Series 2012-12UX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 2/6/2014	3,200,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$13,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 2/5/2014	$13,500,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.090%, 2/6/2014	2,185,000
5,000,000		Western Placer, CA USD, 2.00% TRANs, 9/18/2014	5,053,161
		TOTAL	582,891,616
		Puerto Rico—1.8%
10,875,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-462) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 2/6/2014	10,875,000
		TOTAL MUNICIPAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	593,766,616
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(875,091)
		TOTAL NET ASSETS—100%	$592,891,525
At January 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $305,833,000, which represented 51.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $305,833,000, which represented 51.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Connecticut Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Connecticut—96.1%
$4,655,000		Beacon Falls, CT, 0.50% BANs, 3/19/2014	$4,656,187
2,160,000		Brooklyn, CT, 1.00% BANs, 8/12/2014	2,167,121
4,500,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.060%, 2/5/2014	4,500,000
600,000		Connecticut Development Authority, (Series 1999), 0.30% CP (New England Power Co.), Mandatory Tender 2/12/2014	600,000
2,000,000	[3,4]	Connecticut Health and Educational Facilities Authority, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.090%, 2/6/2014	2,000,000
4,770,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	4,770,000
4,305,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.040%, 2/5/2014	4,305,000
11,600,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.040%, 2/6/2014	11,600,000
3,195,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens, N.A. LOC), 0.210%, 2/6/2014	3,195,000
5,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.040%, 2/6/2014	5,800,000
2,845,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Bank, N.A. LOC), 0.050%, 2/5/2014	2,845,000
1,400,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.050%, 2/5/2014	1,400,000
3,900,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.120%, 2/6/2014	3,900,000
11,650,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/6/2014	11,650,000
5,900,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/5/2014	5,900,000
2,100,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/6/2014	2,100,000
8,080,000		Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 2/6/2014	8,080,000
1,515,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.030%, 2/6/2014	1,515,000
7,850,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	7,850,000
1,300,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 2/6/2014	1,300,000
5,000,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.120%, 2/6/2014	5,000,000
1,215,000		East Windsor, CT, 1.00% BANs, 3/20/2014	1,216,093
5,000,000		Griswold, CT, 1.00% BANs, 8/7/2014	5,014,304
900,000		Lisbon, CT, 1.00% BANs, 8/14/2014	902,854
1,500,000		Plymouth, CT, 1.00% BANs, 8/29/2014	1,505,986
2,000,000		Preston, CT, 1.25% BANs, 6/17/2014	2,007,054
3,750,000		Putnam, CT, 1.00% BANs, 11/25/2014	3,762,119
2,550,000		Regional School District No. 1, CT, 1.00% BANs, 2/14/2014	2,550,620
3,272,000		Regional School District No. 9, CT, 1.00% BANs, 7/11/2014	3,283,551
1,500,000		Salem, CT, 1.00% BANs, 7/8/2014	1,503,209
2,585,000		Salisbury, CT, 1.00% BANs, 6/4/2014	2,590,482
1,450,000		Stamford, CT, 2.00% Bonds, 2/1/2014	1,450,000
		TOTAL	120,919,580
		Puerto Rico—3.7%
4,700,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/6/2014	4,700,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	125,619,580
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	286,152
		TOTAL NET ASSETS—100%	$125,905,732
1

Securities that are subject to the federal alternative minimum tax represent 8.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $23,300,000, which represented 18.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $23,300,000, which represented 18.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
2
Federated Florida Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—2.4%
$4,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	$4,000,000
		Florida—84.9%
11,500,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.080%, 2/5/2014	11,500,000
10,960,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580), 0.29% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/27/2014	10,960,000
2,095,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series (2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	2,095,000
6,230,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.090%, 2/6/2014	6,230,000
2,200,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.120%, 2/6/2014	2,200,000
12,855,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.080%, 2/5/2014	12,855,000
4,720,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	4,720,000
4,550,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/13/2014	4,550,000
2,600,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	2,600,000
7,350,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/5/2014	7,350,000
1,175,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.230%, 2/5/2014	1,175,000
7,821,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.170%, 2/6/2014	7,821,000
6,250,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	6,250,000
5,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.090%, 2/6/2014	5,500,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York Mellon LOC), 0.090%, 2/6/2014	6,410,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/6/2014	10,000,000
1,735,000		Polk County, FL IDA, (Series 2011) Weekly VRDNs (Tremron Lakeland, LLC)/(Branch Banking & Trust Co. LOC), 0.120%, 2/6/2014	1,735,000
4,400,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.070%, 2/3/2014	4,400,000
3,910,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	3,910,000
12,150,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	12,150,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.110%, 2/6/2014	4,730,000
7,400,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	7,400,000
4,375,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/6/2014	4,375,000
		TOTAL	140,916,000
		Multi-State—2.1%
3,500,000	[3,4]	Blackrock MuniYield Quality Fund, Inc., Weekly VRDPs (Series W-7), (Barclays Bank PLC LIQ), 0.140%, 2/6/2014	3,500,000
		New Jersey—9.9%
1,217,458		East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	1,220,557
1,500,000		Evesham Township, NJ, (Series 2013A), 1.00% BANs, 5/29/2014	1,501,765
3,000,000		Evesham Township, NJ, 1.00% BANs, 10/17/2014	3,006,315
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—continued
$2,000,000	Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	$2,003,979
1,000,000	Hamilton Township, NJ, 1.25% BANs, 9/4/2014	1,002,806
2,547,358	Hazlet Township, NJ, 1.00% BANs, 7/23/2014	2,550,923
3,560,000	New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 2/6/2014	3,560,000
1,556,000	Wood-Ridge Borough, NJ, 1.25% BANs, 5/1/2014	1,558,073
	TOTAL	16,404,418
	New York—0.6%
1,037,198	Ausable Valley, NY CSD, (Series 2013B), 1.00% BANs, 9/26/2014	1,039,198
	TOTAL MUNICIPAL INVESTMENTS-99.9% (AT AMORTIZED COST)[5]	165,859,616
	OTHER ASSETS AND LIABILITIES—NET-0.1%[6]	182,021
	TOTAL NET ASSETS—100%	$166,041,637
Securities that are subject to the federal alternative minimum tax (AMT) represent 43.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $39,146,000, which represented 23.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $39,146,000, which represented 23.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated Tax-Free Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—11.1%
$2,365,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.060%, 2/6/2014	$2,365,000
3,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.080%, 2/5/2014	3,000,000
2,855,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.080%, 2/6/2014	2,855,000
		TOTAL	8,220,000
		California—3.1%
2,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	2,300,000
		Florida—7.5%
2,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	2,000,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 2/6/2014	2,065,000
1,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	1,500,000
		TOTAL	5,565,000
		Illinois—13.8%
1,945,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.060%, 2/6/2014	1,945,000
3,325,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.070%, 2/6/2014	3,325,000
3,000,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2014	3,000,000
1,890,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.050%, 2/6/2014	1,890,000
		TOTAL	10,160,000
		Iowa—6.1%
1,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.080%, 2/6/2014	1,500,000
3,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.040%, 2/6/2014	3,000,000
		TOTAL	4,500,000
		Maine—1.9%
1,400,000		Wells-Ogunquit Community School District, ME, 1.00% BANs, 10/30/2014	1,406,225
		Maryland—3.9%
2,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 2/6/2014	2,000,000
850,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	850,000
		TOTAL	2,850,000
		Michigan—11.2%
2,775,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.080%, 2/6/2014	2,775,000
2,450,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	2,450,000
2,875,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.080%, 2/6/2014	2,875,000
165,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	165,000
		TOTAL	8,265,000
		Minnesota—7.0%
1,250,000		Aurora, MN ISD No. 2711, 1.00% TANs (GTD by Minnesota State), 8/21/2014	1,253,772
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,500,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.060%, 2/6/2014	$2,500,000
1,400,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.030%, 2/6/2014	1,400,000
		TOTAL	5,153,772
		Multi-State—0.8%
575,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.090%, 2/6/2014	575,000
		New Jersey—5.6%
1,109,000		Bordentown, NJ, (Series 2013 B), 1.25% BANs, 2/19/2014	1,109,269
1,000,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	1,001,989
1,000,000		Ocean City, NJ, 1.00% BANs, 6/20/2014	1,002,158
1,000,000		Raritan, NJ, 1.00% BANs, 3/20/2014	1,000,524
		TOTAL	4,113,940
		Ohio—2.1%
1,545,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 2/6/2014	1,545,000
		Tennessee—8.6%
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.050%, 2/5/2014	1,470,000
4,870,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	4,870,000
		TOTAL	6,340,000
		Texas—10.2%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.050%, 2/6/2014	3,500,000
2,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 2/5/2014	2,000,000
2,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.040%, 2/6/2014	2,000,000
		TOTAL	7,500,000
		Washington—4.3%
1,440,000		King County, WA, (Series 2013 UT GO), 3.00% Bonds, 6/1/2014	1,452,737
1,725,000		Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	1,725,000
		TOTAL	3,177,737
		Wisconsin—2.7%
1,000,000		Sparta, WI, 1.50% BANs, 11/1/2014	1,002,941
1,000,000		Waukesha, WI, (Series 2013D), 1.50% BANs, 7/1/2014	1,000,060
		TOTAL	2,003,001
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	73,674,675
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	92,514
		TOTAL NET ASSETS—100%	$73,767,189
At January 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
2

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $2,640,000, which represented 3.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $2,640,000, which represented 3.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
4
Federated Georgia Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.2%[1,2]
		Georgia—100.2%
$1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.200%, 2/6/2014	$1,000,000
9,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.110%, 2/5/2014	9,000,000
9,260,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.050%, 2/6/2014	9,260,000
4,500,000		Bryan County, GA School District, (Series 2013), 2.00% Bonds, 8/1/2014	4,540,596
9,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	9,500,000
3,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.230%, 2/5/2014	3,800,000
4,840,000		Columbia County, GA Development Authority, (Series 2002) Weekly VRDNs (Westwood Club Apartments)/(FNMA LOC), 0.050%, 2/6/2014	4,840,000
1,810,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.090%, 2/6/2014	1,810,000
2,100,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/6/2014	2,100,000
740,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.090%, 2/6/2014	740,000
5,000,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Mizuho Bank Ltd. LOC), 0.060%, 2/6/2014	5,000,000
3,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	3,000,000
7,800,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.030%, 2/5/2014	7,800,000
2,775,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	2,775,000
3,800,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.150%, 2/6/2014	3,800,000
9,825,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.080%, 2/5/2014	9,825,000
3,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.040%, 2/5/2014	3,350,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 2/6/2014	5,375,000
17,960,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.23% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	17,960,000
5,000,000		Georgia State Road and Tollway Authority, (Series 2011A), 5.00% Bonds (Georgia State), 3/1/2014	5,018,642
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/6/2014	1,100,000
9,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.090%, 2/6/2014	9,265,000
10,800,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	10,800,000
9,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, (Series 2012D-2), 0.13% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 4/2/2014	9,000,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/5/2014	4,000,000
7,470,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	7,470,000
1,930,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 2/5/2014	1,930,000
8,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.060%, 2/6/2014	8,240,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.170%, 2/5/2014	3,000,000
1,000,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.240%, 2/5/2014	1,000,000
6,940,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.200%, 2/6/2014	6,940,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$8,400,000	South Fulton, Georgia Municipal Regional Water and Sewer Authority, (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 2/6/2014	$8,400,000
7,000,000	Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	7,000,000
4,475,000	Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.120%, 2/6/2014	4,475,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.140%, 2/6/2014	5,600,000
	TOTAL MUNICIPAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	198,714,238
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(377,228)
	TOTAL NET ASSETS—100%	$198,337,010
Securities that are subject to the federal alternative minimum tax (AMT) represent 50.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.6%	2.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $25,430,000, which represented 12.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $25,430,000, which represented 12.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Massachusetts Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.8%[1,2]
		Massachusetts—97.2%
$1,083,414		Ashburnham, MA, 1.00% BANs, 7/18/2014	$1,087,157
8,155,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.220%, 2/6/2014	8,155,000
1,781,499		Chicopee, MA, 1.00% BANs, 11/21/2014	1,791,475
14,470,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 2/5/2014	14,470,000
9,765,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 1999-SG-126) Weekly VRDNs (Societe Generale, Paris LIQ), 0.220%, 2/6/2014	9,765,000
13,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.060%, 2/6/2014	13,500,000
2,025,000		Dartmouth, MA, 1.00% BANs, 2/28/2014	2,026,038
4,227,500		Haverhill, MA, 1.00% BANs, 3/1/2014	4,229,598
965,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.060%, 2/5/2014	965,000
12,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 5/6/2014	12,000,000
9,145,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2014	9,145,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.130%, 2/6/2014	4,050,000
10,315,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.040%, 2/6/2014	10,315,000
105,000		Massachusetts Development Finance Agency, (Issue 4), 0.25% CP (FHLB of Boston LOC), Mandatory Tender 2/18/2014	105,000
8,302,000		Massachusetts Development Finance Agency, (Issue 4), 0.25% CP (FHLB of Boston LOC), Mandatory Tender 6/16/2014	8,302,000
6,240,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(RBS Citizens, N.A. LOC), 0.410%, 2/6/2014	6,240,000
7,390,000		Massachusetts Development Finance Agency, (Series 2011B) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	7,390,000
6,730,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	6,730,000
3,865,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	3,865,000
10,100,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.040%, 2/6/2014	10,100,000
13,500,000		Massachusetts HEFA, (Series N-4 2010) Daily VRDNs (Children's Hospital Corporation)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/3/2014	13,500,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.040%, 2/6/2014	5,000,000
5,345,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.040%, 2/6/2014	5,345,000
7,245,000	[3,4]	Massachusetts HEFA, Stage Trust (Series 2009-27C) Weekly VRDNs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	7,245,000
4,300,000		Massachusetts IFA, (Series 1990) Weekly VRDNs (Berkshire School)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2014	4,300,000
1,450,000		Massachusetts IFA, (Series 1992B), 0.30% CP (New England Power Co.), Mandatory Tender 2/27/2014	1,450,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.030%, 2/6/2014	2,400,000
7,850,000	[3,4]	Massachusetts School Building Authority, SPEARs (Series DB-1052) Weekly VRDNs (Commonwealth of Massachusetts)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	7,850,000
4,575,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.040%, 2/5/2014	4,575,000
6,830,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	6,830,000
12,500,000		Massachusetts State Development Finance Agency, (Series M-2) Weekly VRDNs (Partners Healthcare Systems)/(Bank of New York Mellon LOC), 0.040%, 2/6/2014	12,500,000
4,500,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.040%, 2/6/2014	4,500,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$6,600,000		Massachusetts State Health & Educational Facility, (Series 2008A) Weekly VRDNs (Harrington Memorial Hospital)/(TD Bank, N.A. LOC), 0.040%, 2/5/2014	$6,600,000
9,770,000	[3,4]	Massachusetts State Special Obligation, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.050%, 2/6/2014	9,770,000
3,970,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, Municipal Securities Trust Receipts (Series 1999-SGA-87) Daily VRDNs (Societe Generale, Paris LIQ), 0.100%, 2/3/2014	3,970,000
6,670,000	[3,4]	Massachusetts Water Resources Authority, SPEARs (Series DB-1042) Weekly VRDNs (Deutsche Bank AG LIQ), 0.060%, 2/6/2014	6,670,000
5,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	5,014,100
1,044,540		North Reading, MA, 1.00% BANs, 11/7/2014	1,049,304
2,125,000		Northampton, MA, 1.00% BANs, 2/7/2014	2,125,233
5,407,500		Pittsfield, MA, 1.00% BANs, 2/7/2014	5,408,084
2,100,000		Pittsfield, MA, 1.25% BANs, 6/27/2014	2,108,441
1,335,614		Princeton, MA, 1.00% BANs, 11/14/2014	1,341,648
3,193,250		Randolph, MA, 1.00% BANs, 7/1/2014	3,199,783
4,900,000		Rockland, MA, 1.00% BANs, 3/6/2014	4,902,671
1,225,272		Rockport, MA, 1.00% BANs, 6/20/2014	1,228,290
2,050,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.130%, 2/6/2014	2,050,000
2,000,000		West Boylston, MA, 1.00% BANs, 5/23/2014	2,004,153
5,000,000		West Bridgewater, MA, 1.00% BANs, 6/13/2014	5,009,719
		TOTAL	272,177,694
		Puerto Rico—1.6%
4,580,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/6/2014	4,580,000
		TOTAL MUNICIPAL INVESTMENTS—98.8% (AT AMORTIZED COST)[5]	276,757,694
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	3,424,215
		TOTAL NET ASSETS—100%	$280,181,909
At January 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $106,635,000, which represented 38.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $106,635,000, which represented 38.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated Michigan Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1,2]
		Michigan—98.8%
$2,550,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.250%, 2/5/2014	$2,550,000
6,755,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.080%, 2/6/2014	6,755,000
4,500,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens, N.A. LOC), 0.240%, 2/6/2014	4,500,000
4,900,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	4,900,000
5,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/5/2014	5,000,000
300,000		Michigan Finance Authority, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 2/5/2014	300,000
1,235,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	1,235,000
15,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/6/2014	15,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.339%, 2/5/2014	3,100,000
4,050,000		Michigan Municipal Bond Authority, Local Government Loan Program (Series 2003C), 5.00% Bonds (GTD by Michigan School Bond Qualification and Loan Program), 5/1/2014	4,096,952
8,775,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group )/(Citibank NA, New York LIQ), 0.050%, 2/6/2014	8,775,000
2,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	2,000,000
840,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.180%, 2/6/2014	840,000
9,790,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.060%, 2/6/2014	9,790,000
7,880,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 2/5/2014	7,880,000
2,700,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.140%, 2/6/2014	2,700,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/6/2014	2,800,000
4,925,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.080%, 2/6/2014	4,925,000
1,055,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	1,055,000
679,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.280%, 2/6/2014	679,000
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% Bonds, 9/1/2014	1,027,543
1,895,000		Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.160%, 2/6/2014	1,895,000
6,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	6,000,000
7,540,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/7/2014	7,540,000
980,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	980,000
2,715,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	2,715,000
4,750,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/7/2014	4,750,000
3,715,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	3,715,000
1,000,000		Rockford, MI Public Schools, 3.50% Bonds (GTD by Michigan School Bond Qualification and Loan Program), 5/1/2014	1,007,651
3,145,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/5/2014	3,145,000
1,000,000		Waterford, MI School District, (Series 2013), 2.00% Bonds (GTD by Michigan School Bond Qualification and Loan Program), 5/1/2014	1,003,764
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$9,540,000		Waterford, MI School District, 2013 State Aid Notes, 1.00% RANs, 9/24/2014	$9,555,213
11,630,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/6/2014	11,630,000
5,000,000	[3,4]	Wayne, MI State University Revenues, Clippers (Series 2013-8AX) Weekly VRDNs (Wayne State University, MI)/(State Street Bank and Trust Co. LIQ), 0.050%, 2/6/2014	5,000,000
		TOTAL	148,845,123
		Puerto Rico—0.8%
1,220,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-462) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 2/6/2014	1,220,000
		TOTAL MUNICIPAL INVESTMENTS-99.6% (AT AMORTIZED COST)[5]	150,065,123
		OTHER ASSETS AND LIABILITIES—NET-0.4%[6]	589,335
		TOTAL NET ASSETS—100%	$150,654,458
Securities that are subject to the federal alternative minimum tax (AMT) represent 43.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $41,625,000, which represented 27.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $41,625,000, which represented 27.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated Minnesota Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.4%[1,2]
		Minnesota—99.4%
$6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.390%, 2/5/2014	$6,725,000
4,190,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.090%, 2/3/2014	4,190,000
4,855,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.040%, 2/6/2014	4,855,000
2,805,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Bank of Montreal LOC), 0.240%, 2/4/2014	2,805,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/6/2014	4,550,000
2,790,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(FHLB of Des Moines LOC), 0.100%, 2/7/2014	2,790,000
4,265,000		Crow Wing County, MN, (Series A), 2.00% Bonds, 2/1/2014	4,265,000
6,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.060%, 2/6/2014	6,000,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.210%, 2/6/2014	1,000,000
620,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	620,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.060%, 2/6/2014	3,320,000
6,300,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.070%, 2/6/2014	6,300,000
5,300,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.030%, 2/6/2014	5,300,000
2,150,000		Kimball, MN ISD No. 739, 1.00% TANs (GTD by Minnesota State), 8/30/2014	2,157,397
2,000,000		Lake Superior, MN ISD No. 381, (Series A), 0.75% TANs (GTD by Minnesota State), 7/25/2014	2,002,374
540,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	540,000
200,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	200,000
6,050,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	6,050,000
200,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	200,000
2,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.040%, 2/6/2014	2,000,000
3,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	3,000,000
10,050,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	10,050,000
4,000,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.050%, 2/6/2014	4,000,000
1,875,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.050%, 2/6/2014	1,875,000
4,700,000		Minnesota State HFA, (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.050%, 2/6/2014	4,700,000
2,180,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	2,180,000
8,000,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	8,000,000
3,200,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.050%, 2/6/2014	3,200,000
5,000,000		Minnesota State Office of Higher Education, (2012 Series B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	5,000,000
1,675,000		Minnesota State, (Series A), 5.00% Bonds, 6/1/2014	1,701,083
2,120,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.250%, 2/6/2014	2,120,000
8,400,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.13% CP (Mayo Clinic)/(U.S. Bank, N.A. LIQ), Mandatory Tender 2/18/2014	8,400,000
1,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remktd 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	1,000,000
3,300,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.060%, 2/6/2014	3,300,000
120,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	120,000
2,025,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	2,025,000
1,000,000		St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,001,025
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$700,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.290%, 2/4/2014	$700,000
3,915,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/7/2014	3,915,000
1,350,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.190%, 2/7/2014	1,350,000
285,000	St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	285,000
3,300,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	3,300,000
2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.300%, 2/6/2014	2,500,000
1,750,000	University of Minnesota (The Regents of), (Series 2013A), 2.00% Bonds, 2/1/2014	1,750,000
	TOTAL MUNICIPAL INVESTMENTS—99.4% (AT AMORTIZED COST)[5]	141,341,879
	OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	872,880
	TOTAL NET ASSETS—100%	$142,214,759
Securities that are subject to the federal alternative minimum tax (AMT) represent 47.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $12,230,000, which represented 8.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $12,230,000, which represented 8.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
3
Federated North Carolina Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		North Carolina—98.4%
$1,030,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	$1,030,000
2,000,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	2,000,000
4,766,000		Central Nash, NC Water & Sewer District, 0.75% BANs, 2/26/2014	4,767,126
4,000,000		Charlotte, NC, 0.12% CP (Wells Fargo Bank, N.A. LIQ), Mandatory Tender 3/14/2014	4,000,000
4,800,000		Charlotte, NC, 0.13% CP (Wells Fargo Bank, N.A. LIQ), Mandatory Tender 3/14/2014	4,800,000
1,050,000		Charlotte, NC, 5.00% Bonds, 6/1/2014	1,066,831
6,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.050%, 2/6/2014	6,495,000
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.120%, 2/6/2014	8,400,000
400,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	400,000
2,947,000		Goldston, NC, 1.00% BANs, 5/21/2014	2,950,682
950,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	950,000
1,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.400%, 2/5/2014	1,000,000
9,100,000		Iredell County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Providencia USA, Inc.)/(HSBC Bank USA, N.A. LOC), 0.150%, 2/6/2014	9,100,000
2,750,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,750,000
9,315,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.140%, 2/6/2014	9,315,000
3,915,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.040%, 2/5/2014	3,915,000
9,950,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.030%, 2/5/2014	9,950,000
1,585,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	1,585,000
6,020,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	6,020,000
2,020,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,020,000
2,540,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,540,000
180,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	180,000
5,800,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	5,800,000
13,100,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	13,100,000
4,015,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/3/2014	4,015,000
2,220,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	2,220,000
5,395,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	5,395,000
6,015,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 2/5/2014	6,015,000
14,845,000		North Carolina HFA, (Series 17-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 2/5/2014	14,845,000
2,380,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2014	2,380,000
6,000,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.160%, 2/6/2014	6,000,000
4,700,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.040%, 2/6/2014	4,700,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,500,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	$2,500,000
5,000,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	5,000,000
4,970,000		North Carolina State Turnpike Authority, (Series 2011), 4.00% Bonds (North Carolina State), 7/1/2014	5,047,193
6,170,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	6,170,000
2,800,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,800,000
4,225,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.040%, 2/5/2014	4,225,000
5,755,000		Raleigh, NC, MVRENs (Series 2009), 0.140%, 2/6/2014	5,755,000
480,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 2/6/2014	480,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.100%, 2/6/2014	10,000,000
13,850,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	13,850,000
7,000,000		Vance County, NC Water District, 0.75% BANs, 7/16/2014	7,004,715
10,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	10,530,000
1,500,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 2/6/2014	1,500,000
		TOTAL	224,566,547
		Puerto Rico—1.7%
3,900,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/6/2014	3,900,000
		TOTAL MUNICIPAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	228,466,547
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(241,005)
		TOTAL NET ASSETS—100%	$228,225,542
Securities that are subject to the federal alternative minimum tax (AMT) represent 26.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.6%	0.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $41,810,000, which represented 18.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $41,810,000, which represented 18.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated New Jersey Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		New Jersey—97.1%
$3,000,000		Barnegat, NJ, 1.25% BANs, 6/20/2014	$3,003,952
4,000,000		Belmar, NJ, 1.00% BANs, 3/14/2014	4,001,113
2,000,000		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	2,008,936
40,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	40,720,000
2,350,000		Evesham Township, NJ, (Series 2013A), 1.00% BANs, 5/29/2014	2,352,765
2,607,600		Fairview, NJ, 1.00% BANs, 2/21/2014	2,607,954
2,000,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	2,003,979
5,300,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	5,300,000
2,150,000		Hamilton Township, NJ, 1.25% BANs, 9/4/2014	2,156,032
3,000,000		Hazlet Township, NJ, 1.00% BANs, 7/23/2014	3,004,199
2,719,800		Hillside Township, NJ, 1.25% BANs, 8/8/2014	2,724,646
2,310,000		Little Ferry Boro, NJ, 1.00% BANs, 11/14/2014	2,315,735
2,000,000		Maple Shade Township, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	2,006,085
1,714,830		Metuchen Borough, NJ, (Series 2013B), 1.25% BANs, 2/28/2014	1,715,394
2,484,993		Middle Township, NJ, 1.00% BANs, 11/13/2014	2,491,141
2,045,000		Millville, NJ, 1.25% BANs, 12/5/2014	2,051,295
2,600,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.570%, 2/6/2014	2,600,000
6,575,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 2/6/2014	6,575,000
4,395,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.130%, 2/7/2014	4,395,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.290%, 2/7/2014	1,500,000
1,590,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.790%, 2/6/2014	1,590,000
1,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2003A-7) Weekly VRDNs (Virtua Health)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/6/2014	1,100,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Underwood-Memorial Hospital)/(TD Bank, N.A. LOC), 0.030%, 2/5/2014	4,000,000
16,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.030%, 2/6/2014	16,000,000
12,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2013B) Weekly VRDNs (Robert Wood Johnson University Hospital at Rahway)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/6/2014	12,000,000
1,895,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.320%, 2/6/2014	1,895,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/6/2014	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/6/2014	13,995,000
8,700,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 2/6/2014	8,700,000
5,085,000	[3,4]	New Jersey State Economic Development Authority, SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	5,085,000
7,500,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	7,500,000
10,765,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	10,765,000
2,480,000		New Milford, NJ, 1.25% BANs, 4/17/2014	2,485,246
3,000,000		North Plainfield, NJ, 1.25% BANs, 6/9/2014	3,005,317
12,700,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.140%, 2/6/2014	12,700,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$12,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (Royal Bank of Canada, Montreal LIQ), 0.120%, 2/6/2014	$12,000,000
2,823,121		Oakland Borough, NJ, 1.00% BANs, 12/10/2014	2,838,027
4,382,500		Oradell Borough, NJ, 1.00% BANs, 4/11/2014	4,385,540
17,000,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	17,000,000
2,700,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-3344) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	2,700,000
2,309,300		Ramsey, NJ, 1.00% BANs, 1/16/2015	2,315,876
1,209,000		Ringwood Borough, NJ, 1.00% BANs, 8/1/2014	1,210,667
2,498,713		Roxbury Township, NJ, 1.25% BANs, 3/14/2014	2,500,132
1,913,000		Spring Lake Boro, NJ, 1.25% BANs, 4/11/2014	1,914,251
2,784,000		Union Township, NJ, (Series 2013), 1.00% BANs, 6/3/2014	2,787,415
2,000,000		Wantage Township, NJ, 1.50% BANs, 1/9/2015	2,008,714
1,802,625		West Long Branch, NJ, (Series 2013), 1.50% BANs, 12/18/2014	1,809,186
2,728,452		Westfield, NJ, 1.25% BANs, 8/22/2014	2,738,203
3,538,400		Wildwood Crest, NJ, 1.00% BANs, 9/26/2014	3,543,630
1,200,000		Wood-Ridge Borough, NJ, 1.00% BANs, 11/14/2014	1,202,800
1,000,000		Wood-Ridge Borough, NJ, 1.25% BANs, 5/1/2014	1,001,332
		TOTAL	273,309,562
		New York—0.4%
1,000,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 2/6/2014	1,000,000
		Puerto Rico—2.3%
2,535,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/6/2014	2,535,000
3,950,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-462) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 2/6/2014	3,950,000
		TOTAL	6,485,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	280,794,562
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	568,053
		TOTAL NET ASSETS—100%	$281,362,615
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.5%	4.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $151,450,000, which represented 53.8% of total net assets.
2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $151,450,000, which represented 53.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
EDA	—Economic Development Authority
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated New York Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—93.3%[1,2]
		New York—93.0%
$5,305,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	$5,305,000
10,479,539		Auburn, NY, 1.00% BANs, 5/30/2014	10,499,820
8,543,897		Beacon, NY, (Series 2013A), 1.00% BANs, 5/30/2014	8,559,558
3,157,000		Brasher Falls, NY CSD, 1.00% BANs, 7/22/2014	3,159,928
6,910,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	6,910,000
7,819,168		Buffalo, NY, 1.00% BANs, 4/30/2014	7,831,742
8,037,000		Cambridge, NY CSD, 1.00% BANs, 6/26/2014	8,050,633
8,125,000		Campbell-Savona, NY, CSD, 1.00% BANs, 6/19/2014	8,141,203
30,910,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.070%, 2/6/2014	30,910,000
6,100,000		Genesee Valley, NY CSD, (Series 2013A), 1.00% BANs, 7/9/2014	6,110,483
5,100,000		Harpursville, NY CSD, 1.00% BANs, 7/24/2014	5,114,575
13,972,475		Ithaca, NY, (Series 2013A), 1.00% BANs, 2/19/2014	13,976,589
4,955,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 2/6/2014	4,955,000
4,342,631		Maine, NY, 1.25% BANs, 5/2/2014	4,346,336
6,000,000		Maybrook, NY, 1.00% BANs, 6/19/2014	6,010,140
7,425,000		McGraw, NY CSD, 1.00% BANs, 6/26/2014	7,439,070
2,470,000	[3,4]	Metropolitan Transportation Authority, NY, Eagles (Series 2009-0026) Weekly VRDNs (MTA Transportation Revenue)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.110%, 2/6/2014	2,470,000
2,155,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	2,155,000
3,900,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	3,900,000
8,320,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	8,320,000
12,500,000		Naples, NY CSD, 1.00% BANs, 6/27/2014	12,528,328
14,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 2/5/2014	14,000,000
14,260,000		New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Residences, LLC)/(RBS Citizens, N.A. LOC), 0.400%, 2/6/2014	14,260,000
25,000,000		New York City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	25,000,000
26,070,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008C) Weekly VRDNs (TD Bank, N.A. LOC), 0.040%, 2/5/2014	26,070,000
24,890,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/5/2014	24,890,000
20,400,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	20,400,000
880,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.160%, 2/6/2014	880,000
4,525,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/6/2014	4,525,000
4,425,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.090%, 2/6/2014	4,425,000
4,730,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/6/2014	4,730,000
12,900,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	12,900,000
26,750,000		New York City, NY Municipal Water Finance Authority, (Series 201CC) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 2/6/2014	26,750,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$8,050,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.040%, 2/3/2014	$8,050,000
8,500,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 2/6/2014	8,500,000
20,000,000		New York City, NY Municipal Water Finance Authority, Extendible CP (Series 7), 0.080%, 2/6/2014	20,000,000
56,900,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.060%, 2/3/2014	56,900,000
31,700,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2014	31,700,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, ROCs (Series 14076) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 2/6/2014	6,250,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.060%, 2/5/2014	15,000,000
9,500,000		New York City, NY, (Fiscal 2004 Series A-3) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.040%, 2/5/2014	9,500,000
32,240,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.040%, 2/3/2014	32,240,000
3,700,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.080%, 2/6/2014	3,700,000
3,751,476	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	3,751,476
17,500,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/6/2014	17,500,000
24,900,000		New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/6/2014	24,900,000
31,850,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	31,850,000
16,500,000		New York State HFA, (2004 Series A) Weekly VRDNs (100 Maiden Lane)/(FNMA LOC), 0.050%, 2/5/2014	16,500,000
7,300,000		New York State HFA, (2009 Series A) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.060%, 2/5/2014	7,300,000
11,800,000		New York State HFA, (2009 Series B) Weekly VRDNs (320 West 38th Street)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	11,800,000
8,500,000		New York State HFA, (2009 Series B) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.060%, 2/5/2014	8,500,000
30,000,000		New York State HFA, (Series 2009A: 320 West 38th Street) Weekly VRDNs (West 38th Street LLC)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	30,000,000
26,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.070%, 2/3/2014	26,000,000
23,300,000		New York State HFA, (Series 2012A) Weekly VRDNs (388 Bridge Street Housing)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.050%, 2/5/2014	23,300,000
26,395,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 2/5/2014	26,395,000
9,420,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.220%, 2/6/2014	9,420,000
16,775,000		New York State Power Authority, 0.15% TOBs, Mandatory Tender 3/3/2014	16,775,000
30,400,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.030%, 2/6/2014	30,400,000
10,000,000		Ogdensburg, NY Enlarged City School District, (2013 Series C), 1.00% BANs, 8/7/2014	10,029,150
10,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	10,029,049
8,715,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(RBS Citizens, N.A. LOC), 0.750%, 2/3/2014	8,715,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	1,300,000
6,685,872		Oxford Academy and CSD, NY, (Series 2013), 1.00% BANs, 6/27/2014	6,696,489
3,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/6/2014	3,395,000
7,060,000		Salina, NY, 1.00% BANs, 6/20/2014	7,075,244
4,740,000		Tonawanda, NY City School District, 1.00% BANs, 3/12/2014	4,742,163
3,290,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/6/2014	3,290,000
		TOTAL	877,026,976
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Puerto Rico—0.3%
$2,400,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-462) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 2/6/2014	$2,400,000
		TOTAL MUNICIPAL INVESTMENTS-93.3% (AT AMORTIZED COST)[5]	879,426,976
		OTHER ASSETS AND LIABILITIES - NET—6.7%[6]	63,438,829
		TOTAL NET ASSETS—100%	$942,865,805
At January 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.4%	2.6%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $63,701,476, which represented 6.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $63,701,476, which represented 6.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
4
Federated Ohio Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.9%[1,2]
		Ohio—100.9%
$1,600,000		Akron, OH, (Series 2013), 1.125% BANs, 3/13/2014	$1,601,266
3,000,000		Avon, OH, (Series 2014), 1.00% BANs, 2/5/2015	3,017,850
2,610,000		Avon, OH, 0.45% BANs, 6/25/2014	2,610,000
4,900,000		Bryan, OH City School District, (Series 2013), 1.625% BANs, 4/22/2014	4,910,476
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	1,900,000
3,000,000		Butler County, OH, 0.40% BANs, 7/31/2014	3,000,000
1,500,000		Canton, OH, 1.00% BANs, 6/24/2014	1,503,217
790,000		Cleveland Heights, OH, 1.00% BANs, 7/31/2014	792,404
5,130,000	[3,4]	Cleveland, OH Airport System, SPEARs (Series DBE-570) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/6/2014	5,130,000
355,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.200%, 2/6/2014	355,000
13,170,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	13,170,000
14,090,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	14,090,000
12,180,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/6/2014	12,180,000
3,585,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	3,585,000
2,625,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	2,625,000
1,870,000		Cuyahoga Falls, OH, 1.00% BANs, 12/4/2014	1,881,726
3,574,000		Defiance, OH, 1.00% BANs, 4/9/2014	3,577,260
2,200,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.320%, 2/5/2014	2,200,000
1,350,000		Fairfield Township, OH, 1.25% BANs, 6/5/2014	1,354,592
7,150,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(Bank of New York Mellon LIQ), 0.040%, 2/6/2014	7,150,000
2,330,000	[3,4]	Franklin County, OH Hospital Facility Authority, Barclays Floater Certificates (Series 2011-21B) Weekly VRDNs (Ohiohealth Corp.)/(Barclays Bank PLC LIQ), 0.060%, 2/6/2014	2,330,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group) MVRENs, (Series 2013OH), 0.110%, 2/6/2014	5,000,000
4,000,000		Geauga County, OH, 1.00% BANs, 8/13/2014	4,013,684
910,000		Green City, OH, 1.00% BANs, 6/17/2014	912,193
7,125,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/6/2014	7,125,000
3,600,000		Grove City, OH, 1.00% BANs, 2/27/2014	3,601,453
5,600,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/5/2014	5,600,000
2,675,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.040%, 2/7/2014	2,675,000
370,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.170%, 2/6/2014	370,000
3,500,000		Hamilton, OH, 1.00% BANs, 10/2/2014	3,509,253
5,420,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 2/6/2014	5,420,000
1,400,000		Hudson City, OH, 1.25% BANs, 7/25/2014	1,405,980
1,300,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.130%, 2/6/2014	1,300,000
8,170,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	8,170,000
4,750,000		Lebanon, OH City School District, 1.00% BANs, 6/26/2014	4,764,203
2,114,231		Lebanon, OH City School District, 1.125% BANs, 5/7/2014	2,119,072
1,025,000		Lebanon, OH, 1.00% BANs, 4/24/2014	1,026,605
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$4,280,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(FirstMerit Bank, N.A. LOC), 0.120%, 2/6/2014	$4,280,000
1,955,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.060%, 2/6/2014	1,955,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/6/2014	8,305,000
545,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.180%, 2/6/2014	545,000
3,330,000		Lorain, OH Port Authority, (Series 2008) Weekly VRDNs (Horizon Activities Center)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	3,330,000
3,000,000		Lyndhurst, OH, (Series 2002) Weekly VRDNs (Hawken School)/(PNC Bank, N.A. LOC), 0.060%, 2/6/2014	3,000,000
2,750,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/6/2014	2,750,000
2,475,000		Mahoning County, OH, 1.50% BANs, 10/9/2014	2,493,562
2,175,000		Marietta, OH, 1.25% BANs, 5/16/2014	2,178,074
2,975,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.070%, 2/6/2014	2,975,000
2,650,000		Marysville, OH, 1.00% BANs, 8/27/2014	2,657,475
1,900,000		Marysville, OH, 1.50% BANs, 5/29/2014	1,906,364
3,200,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/6/2014	3,200,000
1,070,000		Miami County, OH, 1.00% BANs, 11/25/2014	1,076,068
2,000,000		Miami Township, OH, 1.50% BANs, 2/13/2014	2,000,715
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.110%, 2/6/2014	2,925,000
1,095,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.070%, 2/6/2014	1,095,000
1,200,000		Newark, OH, 1.00% BANs, 7/28/2014	1,203,476
1,585,000		North Ridgeville, OH CSD, 1.30% BANs, 5/1/2014	1,587,845
3,200,000		North Royalton, OH, 0.45% BANs, 5/22/2014	3,200,000
6,800,000		Norton, OH City School District, 1.00% BANs, 7/1/2014	6,820,126
12,800,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, Weekly VRDPs (1,480M Series 1)/(Royal Bank of Canada LIQ), 0.130%, 2/6/2014	12,800,000
25,450,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.060%, 2/5/2014	25,450,000
6,700,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2014	6,700,000
14,725,000		Ohio State Higher Educational Facility Commission, (Series 2006A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 2/6/2014	14,725,000
11,720,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.120%, 2/6/2014	11,720,000
11,800,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	11,800,000
2,800,000		Parma Heights, OH, 1.00% BANs, 7/24/2014	2,805,935
1,150,000		Pataskala, OH, (Series B), 1.50% BANs, 11/19/2014	1,160,315
2,580,000		Pataskala, OH, 1.50% BANs, 3/26/2014	2,584,181
1,935,000		Perrysburg, OH, 1.00% BANs, 10/30/2014	1,942,160
970,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.080%, 2/6/2014	970,000
3,035,000		Sandusky, OH, 1.25% BANs, 10/9/2014	3,052,586
2,000,000		Sharonville, OH, 1.00% BANs, 7/10/2014	2,005,198
2,900,000		Streetsboro, OH City School District, 1.00% BANs, 7/1/2014	2,908,817
340,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.440%, 2/5/2014	340,000
1,250,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.200%, 2/5/2014	1,250,000
1,815,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.130%, 2/6/2014	1,815,000
110,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.180%, 2/6/2014	110,000
820,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.130%, 2/6/2014	820,000
1,375,000		Tipp City, OH, 1.00% BANs, 11/26/2014	1,381,692
3,550,000		Tipp City, OH, 1.00% BANs, 2/18/2014	3,551,071
5,345,000		Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	5,345,000
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	$7,000,000
23,380,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	23,380,000
2,660,000	Willowick, OH, 1.00% BANs, 3/5/2014	2,661,276
	TOTAL MUNICIPAL INVESTMENTS—100.9% (AT AMORTIZED COST)[5]	353,738,170
	OTHER ASSETS AND LIABILITIES - NET— (0.9)%[6]	(2,989,954)
	TOTAL NET ASSETS—100%	$350,748,216
Securities that are subject to the federal alternative minimum tax (AMT) represent 23.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $45,230,000, which represented 12.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $45,230,000, which represented 12.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Pennsylvania Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Pennsylvania—99.8%
$365,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/7/2014	$365,000
6,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/6/2014	6,400,000
8,250,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.09% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 3/20/2014	8,250,000
4,000,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	4,000,000
1,115,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/6/2014	1,115,000
15,900,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.040%, 2/5/2014	15,900,000
1,000,000		Bermudian Springs, PA School District, (Series 2013) VRNs, 0.313%, 2/3/2014	1,000,000
1,700,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.320%, 2/5/2014	1,700,000
3,000,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	3,000,000
13,815,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.050%, 2/6/2014	13,815,000
1,460,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 2/7/2014	1,460,000
6,565,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/6/2014	6,565,000
420,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	420,000
25,300,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	25,300,000
14,700,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.26%, 4/1/2014	14,725,721
5,080,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.050%, 2/6/2014	5,080,000
3,615,000		Delaware County, PA IDA, (Series 2013A) Weekly VRDNs (Covanta Energy Corp.)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	3,615,000
12,500,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/6/2014	12,500,000
650,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(TD Bank, N.A. LOC), 0.160%, 2/6/2014	650,000
3,965,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.040%, 2/6/2014	3,965,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 2/6/2014	1,425,000
450,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P.R.E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	450,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.100%, 2/6/2014	5,000,000
6,675,000	[3,4]	Manheim Township, PA, RBC Muni Trust (Series 2011-E28) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	6,675,000
3,150,000		Mars, PA Area School District, (Series of 2013), 1.00% BANs, 2/28/2014	3,151,547
2,170,000		Middletown, PA Area School District, (Series 2013) VRNs, 0.313%, 2/3/2014	2,168,289
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.290%, 2/6/2014	16,000,000
8,535,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.060%, 2/6/2014	8,535,000
20,805,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	20,805,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, Weekly VRDPs (1125 Series 2)/(GTD by Citibank NA, New York), 0.140%, 2/6/2014	18,000,000
895,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.060%, 2/6/2014	895,000
15,070,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.060%, 2/6/2014	15,070,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 2/7/2014	11,000,000
3,295,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.040%, 2/5/2014	3,295,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.040%, 2/6/2014	2,870,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,035,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006-B13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	$3,035,000
9,365,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 2/5/2014	9,365,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/6/2014	5,030,000
2,300,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	2,300,000
8,400,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	8,400,000
13,300,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.030%, 2/6/2014	13,300,000
2,200,000		Philadelphia, PA Water & Wastewater System, (Series A), 5.00% Bonds, 6/15/2014	2,239,625
15,000,000		Philadelphia, PA, (Series A of 2013-2014), 1.25% TRANs, 6/30/2014	15,066,605
2,275,000		Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% Bonds, 9/1/2014	2,340,682
3,375,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.040%, 2/6/2014	3,375,000
7,800,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/7/2014	7,800,000
8,475,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.090%, 2/6/2014	8,475,000
1,375,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/7/2014	1,375,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	327,267,469
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	586,813
		TOTAL NET ASSETS—100%	$327,854,282
Securities that are subject to the federal alternative minimum tax (AMT) represent 26.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.7%	3.3%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $50,325,000, which represented 15.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $50,325,000, which represented 15.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
2

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
3
Federated Virginia Municipal Cash Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.8%[1,2]
		Virginia—91.0%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.230%, 2/5/2014	$5,500,000
3,020,000		Alexandria, VA IDA, (Series 2000) Weekly VRDNs (Alexandria County Day School)/(PNC Bank, N.A. LOC), 0.060%, 2/5/2014	3,020,000
11,130,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	11,130,000
2,080,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,080,000
1,820,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.220%, 2/6/2014	1,820,000
855,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.230%, 2/5/2014	855,000
23,345,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.050%, 2/5/2014	23,345,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.060%, 2/6/2014	6,150,000
1,725,000		Arlington County, VA, (Series 2004B), 5.00% Bonds, 11/1/2014	1,786,602
920,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.240%, 2/5/2014	920,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.120%, 2/6/2014	8,000,000
9,900,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	9,900,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/6/2014	4,400,000
2,105,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/5/2014	2,105,000
5,795,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/7/2014	5,795,000
13,380,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.120%, 2/6/2014	13,380,000
5,705,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 2/5/2014	5,705,000
6,660,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11733) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.060%, 2/6/2014	6,660,000
6,985,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.040%, 2/6/2014	6,985,000
11,690,000	[3,4]	Fairfax County, VA Sewer Revenue Authority, Solar Eclipse (Series 2012-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	11,690,000
1,700,000		Fairfax County, VA, (Series B), 3.00% Bonds, 4/1/2014	1,707,624
2,100,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.60% CP (Virginia Electric & Power Co.), Mandatory Tender 3/7/2014	2,100,000
4,260,000		Hampton Roads, VA Sanitation District, 4.00% Bonds, 10/1/2014	4,367,735
7,800,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.040%, 2/5/2014	7,800,000
955,000		Hampton, VA, 2.00% Bonds, 4/1/2014	957,694
14,000,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	14,000,000
2,060,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	2,060,000
4,865,000		Harrisonburg, VA IDA, (Series B) Weekly VRDNs (Virginia Mennonite Retirement Community)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,865,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.060%, 2/6/2014	7,500,000
9,950,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.050%, 2/6/2014	9,950,000
1,455,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	1,455,000
12,240,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	12,240,000
5,000,000		Loudoun County, VA IDA, (Series 2003F) Weekly VRDNs (Howard Hughes Medical Institute), 0.030%, 2/5/2014	5,000,000
2,965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,965,000
10,360,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	10,360,000
8,280,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.100%, 2/6/2014	8,280,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$10,810,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010B) 7 Month Window, 0.160%, 2/6/2014	$10,810,000
11,460,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.100%, 2/6/2014	11,460,000
21,450,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	21,450,000
20,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (Toronto Dominion Bank LIQ), 0.140%, 2/6/2014	20,000,000
3,500,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/6/2014	3,500,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/6/2014	3,000,000
3,355,000		Portsmouth, VA, (Series 2003), 5.00% Bonds, 7/1/2014	3,421,317
1,000,000		Richmond, VA, 5.00% Bonds, 7/15/2014	1,021,316
2,740,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.040%, 2/6/2014	2,740,000
1,195,000		Stafford County, VA, 3.00% Bonds, 7/1/2014	1,208,480
2,745,000		Staunton, VA IDA Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC), 0.240%, 2/5/2014	2,745,000
10,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-14), 0.13% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 3/27/2014	10,000,000
1,920,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 2/6/2014	1,920,000
2,790,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	2,790,000
6,405,000		Virginia Beach, VA Development Authority, (Series B), 4.00% Bonds, 8/1/2014	6,525,825
990,000		Virginia Beach, VA Water and Sewer System, (Series 2013), 3.00% Bonds, 10/1/2014	1,008,236
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/6/2014	4,745,000
8,000,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.040%, 2/5/2014	8,000,000
2,000,000		Virginia College Building Authority, (Series A), 5.00% Bonds, 2/1/2015	2,096,066
1,100,000		Virginia Public School Authority, (Series 2013B), 5.00% Bonds, 8/1/2014	1,126,025
9,260,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.060%, 2/6/2014	9,260,000
2,370,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	2,370,000
1,500,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	1,500,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/6/2014	6,650,000
3,240,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B19) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	3,240,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B20), 0.23% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	6,285,000
4,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22), 0.22% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 5/21/2014	4,405,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3), 0.23%, TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	2,030,000
3,035,000	[3,4]	Virginia State Housing Development Authority, Stage Trust (Series 2008-47C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.160%, 2/6/2014	3,035,000
1,500,000		Virginia State Public School Authority, School Educational Technology Notes (Series XII), 4.00% Bonds (Virginia State), 4/15/2014	1,511,266
		TOTAL	386,688,186
		District of Columbia—6.2%
15,930,000	[3,4]	Metropolitan Washington, DC Airports Authority, Eagles (Series 2012-0001) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/6/2014	15,930,000
10,685,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/6/2014	10,685,000
		TOTAL	26,615,000
		Puerto Rico—3.6%
2,500,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/6/2014	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Puerto Rico—continued
$5,650,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-352) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/6/2014	$5,650,000
7,095,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DBE-462) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 2/6/2014	7,095,000
		TOTAL	15,245,000
		TOTAL MUNICIPAL INVESTMENTS—100.8% (AT AMORTIZED COST)[5]	428,548,186
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(3,606,053)
		TOTAL NET ASSETS—100%	$424,942,133
Securities that are subject to the federal alternative minimum tax (AMT) represent 41.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $127,585,000, which represented 30.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $127,585,000, which represented 30.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014